Federated Hermes Total Return Government Bond Fund
Portfolio of Investments
May 31, 2026 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURIES—49.3%
	U.S. Treasury Bonds—11.5%
$ 1,000,000	3.375%, 8/15/2042	$ 830,932
11,450,000	3.375%, 11/15/2048	8,895,573
3,650,000	3.625%, 2/15/2044	3,077,397
3,500,000	3.625%, 2/15/2053	2,775,886
1,500,000	3.875%, 5/15/2043	1,319,605
1,000,000	4.000%, 11/15/2052	849,213
4,000,000	4.625%, 2/15/2055	3,772,709
	TOTAL	21,521,315
	U.S. Treasury Notes—37.8%
4,000,000	0.500%, 8/31/2027	3,833,594
4,000,000	0.625%, 12/31/2027	3,795,781
1,500,000	1.250%, 9/30/2028	1,408,008
3,000,000	1.500%, 2/15/2030	2,735,033
5,250,000	2.375%, 5/15/2027	5,174,531
3,750,000	2.750%, 7/31/2027	3,699,316
4,250,000	2.750%, 5/31/2029	4,094,683
1,075,000	2.750%, 8/15/2032	988,036
7,000,000	3.125%, 11/15/2028	6,852,344
9,500,000	3.375%, 9/15/2028	9,365,664
3,000,000	3.500%, 1/31/2028	2,976,445
3,000,000	3.500%, 12/15/2028	2,961,385
1,500,000	3.625%, 8/31/2027	1,494,258
1,500,000	3.625%, 8/31/2030	1,471,175
1,500,000	3.625%, 9/30/2031	1,461,152
4,500,000	3.750%, 4/15/2028	4,479,961
2,750,000	3.875%, 8/31/2032	2,695,240
1,000,000	4.000%, 6/30/2028	999,844
3,000,000	4.000%, 3/31/2030	2,989,776
1,500,000	4.125%, 7/31/2031	1,497,718
1,750,000	4.125%, 3/31/2032	1,742,756
750,000	4.375%, 11/30/2030	757,443
3,000,000	4.625%, 9/30/2030	3,059,053
	TOTAL	70,533,196
	TOTAL U.S. TREASURIES (IDENTIFIED COST $94,962,268)	92,054,511
	MORTGAGE-BACKED SECURITIES—29.5%
	Federal Home Loan Mortgage Corporation—12.4%
984,436	2.500%, 1/1/2052	841,287
3,535,434	3.000%, 3/1/2052	3,092,003
506,401	3.500%, 1/1/2047	467,207
4,221,955	3.500%, 2/1/2052	3,856,702
430,314	4.000%, 5/1/2052	405,346
815,474	4.000%, 9/1/2052	767,903
2,880,243	4.000%, 11/1/2052	2,724,824
2,336,548	4.500%, 11/1/2052	2,261,090

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 2,965,512	5.000%, 10/1/2052	$ 2,945,089
417,859	5.000%, 10/1/2054	412,444
430,307	5.000%, 10/1/2054	424,858
441,091	5.000%, 11/1/2054	436,937
1,647,038	5.500%, 9/1/2052	1,665,808
617,407	5.500%, 9/1/2054	621,340
845,180	5.500%, 12/1/2054	851,621
1,304,464	5.500%, 12/1/2055	1,311,919
	TOTAL	23,086,378
	Federal National Mortgage Association—15.6%
3,874,984	2.000%, 2/1/2052	3,152,331
1,402,891	2.000%, 3/1/2052	1,139,071
1,890,715	2.000%, 3/1/2052	1,518,614
1,426,877	2.500%, 1/1/2052	1,210,028
1,815,977	2.500%, 2/1/2052	1,557,020
1,970,389	2.500%, 3/1/2052	1,662,935
747,889	2.500%, 4/1/2052	637,501
1,074,161	3.000%, 5/1/2051	940,106
1,740,374	3.000%, 6/1/2052	1,541,667
1,056,153	3.000%, 6/1/2052	931,936
529,255	3.500%, 1/1/2048	486,838
2,044,972	3.500%, 12/1/2051	1,863,050
1,207,699	4.000%, 4/1/2053	1,136,115
1,014,030	4.500%, 11/1/2052	980,965
2,246,465	4.500%, 2/1/2053	2,177,426
10,362	5.000%, 1/1/2035	10,432
385,508	5.000%, 10/1/2054	380,512
485,404	5.000%, 12/1/2055	477,966
2,748,072	5.500%, 11/1/2052	2,764,379
16,288	6.000%, 7/1/2034	16,828
1,876,395	6.000%, 12/1/2052	1,934,664
1,313,261	6.000%, 12/1/2054	1,341,402
1,272,711	6.500%, 11/1/2053	1,323,399
	TOTAL	29,185,185
	Government National Mortgage Association—1.5%
2,802,497	5.000%, 9/20/2053	2,783,927
3,659	6.000%, 1/20/2029	3,730
4,188	6.500%, 10/15/2031	4,360
5	7.500%, 10/15/2026	6
990	7.500%, 10/15/2027	998
	TOTAL	2,793,021
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $54,530,132)	55,064,584
	COLLATERALIZED MORTGAGE OBLIGATIONS—8.0%
	Federal Home Loan Mortgage Corporation—4.5%
8,002	REMIC, Series 2411, Class FJ, 4.107% (30-DAY AVERAGE SOFR +0.464%), 12/15/2029	7,988
34,926	REMIC, Series 2458, Class FB, 4.757% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	35,257
4,415	REMIC, Series 2534, Class FI, 4.657% (30-DAY AVERAGE SOFR +1.014%), 2/15/2032	4,446
227,630	REMIC, Series 3322, Class FB, 4.147% (30-DAY AVERAGE SOFR +0.504%), 5/15/2037	226,420
4,316,312	REMIC, Series 4614, Class FG, 4.257% (30-DAY AVERAGE SOFR +0.614%), 9/15/2046	4,265,386

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 3,860,200		REMIC, Series 5522, Class BF, 4.662% (30-DAY AVERAGE SOFR +1.050%), 3/25/2055	$ 3,884,078
		TOTAL	8,423,575
	[1]	Federal National Mortgage Association—2.7%
34,747		REMIC, Series 370, Class F21, 4.026% (30-DAY AVERAGE SOFR +0.414%), 6/25/2036	34,532
53,560		REMIC, Series 2006-58, Class FP, 4.026% (30-DAY AVERAGE SOFR +0.414%), 7/25/2036	53,237
85,410		REMIC, Series 2006-85, Class PF, 4.106% (30-DAY AVERAGE SOFR +0.494%), 9/25/2036	85,219
3,277,846		REMIC, Series 2017-30, Class FA, 4.076% (30-DAY AVERAGE SOFR +0.464%), 5/25/2047	3,223,722
1,732,635		REMIC, Series 2017-96, Class FA, 4.126% (30-DAY AVERAGE SOFR +0.514%), 12/25/2057	1,688,616
		TOTAL	5,085,326
	[1]	Government National Mortgage Association—0.8%
655,621		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	627,352
952,458		REMIC, Series 2016-11, Class A, 2.500%, 8/16/2054	804,487
		TOTAL	1,431,839
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $14,992,802)	14,940,740
		COMMERCIAL MORTGAGE-BACKED SECURITIES—5.1%
		Federal Home Loan Mortgage Corporation—5.1%
1,076,000		FHLMC REMIC, Series K151, Class A2, 3.800%, 10/25/2032	1,031,586
2,763,355		FHLMC REMIC, Series K512, Class A2, 5.000%, 11/25/2028	2,797,106
2,000,000		FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	1,926,449
3,700,000		FHLMC REMIC, Series K754, Class A2, 4.940%, 11/25/2030	3,770,980
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,324,199)	9,526,121
		GOVERNMENT AGENCIES—3.2%
		Government Agency—3.2%
4,000,000	[2]	Tennessee Valley Authority Notes, 3.875%, 8/1/2030	3,949,213
2,000,000		Tennessee Valley Authority Notes, 5.250%, 2/1/2055	1,951,894
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,957,051)	5,901,107
		INVESTMENT COMPANY—4.4%
8,200,638		Federated Hermes Government Obligations Fund, Premier Shares, 3.54%[3] (IDENTIFIED COST $8,200,638)	8,200,638
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $187,967,090)	185,687,701
		OTHER ASSETS AND LIABILITIES - NET—0.5%[4]	898,775
		NET ASSETS—100%	$186,586,476
At May 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 5-Year Long Futures	122	$15,760,008	September 2026	$27,826
United States Treasury Notes 10-Year Long Futures	91	$9,994,359	September 2026	$32,112
United States Treasury Ultra Bond Long Futures	27	$3,088,969	September 2026	$17,517
Short Futures:
United States Treasury Notes 2-Year Short Futures	13	$7,642,813	September 2026	$878
United States Treasury Ultra Long Bond Short Futures	10	$1,122,188	September 2026	$(4,711)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$73,622
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 2/28/2026	$4,089,992
Purchases at Cost	$11,583,945
Proceeds from Sales	$(7,473,299)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 5/31/2026	$8,200,638
Shares Held as of 5/31/2026	8,200,638
Dividend Income	$52,125

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees and do not indicate an index and spread in their description above.

2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of May 31, 2026, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$1,002,133	$1,022,500

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$92,054,511	$—	$92,054,511
Mortgage-Backed Securities	—	55,064,584	—	55,064,584
Collateralized Mortgage Obligations	—	14,940,740	—	14,940,740
Commercial Mortgage-Backed Securities	—	9,526,121	—	9,526,121
Government Agencies	—	5,901,107	—	5,901,107
Investment Company	8,200,638	—	—	8,200,638
TOTAL SECURITIES	$8,200,638	$177,487,063	$—	$185,687,701
Other Financial Instruments:[1]
Assets	$78,333	$—	$—	$78,333
Liabilities	(4,711)	—	—	(4,711)
TOTAL OTHER FINANCIAL INSTRUMENTS	$73,622	$—	$—	$73,622

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate